FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Cross-currency swaps (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 $ / $ USD ($)
Term credit facility
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Notional amount | $	996.0
Average exchange rate | $ / $	1.4056
Term credit facility | Daily Compounded CORRA
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Interest rate	1.137%
5.125% Senior Notes due 2027 | Cross-currency swaps | Period covered: 2017 to 2027
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Interest rate	5.125%
Notional amount | $	600.0
Derivative interest rate	4.82%
Average exchange rate | $ / $	1.3407
3.625% Senior Notes due 2029 | Cross-currency swaps | Period covered: 2021 To 2029
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Interest rate	3.625%
Notional amount | $	500.0
Derivative interest rate	4.04%
Average exchange rate | $ / $	1.2109
5.700% Senior Notes due 2035 | Cross-currency swaps | Period covered: 2024 To 2035
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Interest rate	5.70%
Notional amount | $	700.0
Derivative interest rate	5.10%
Average exchange rate | $ / $	1.39